Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Other income (expense), net [Table Text Block]

	Year Ended June 30,
	2014	2013	2012
(Losses) gains on derivative instruments	$(7,473)	$29	$—
Currency related (losses) and gains, net	(1,476)	(92)	2,350
Loss on disposal of Namex	(12,681)	—	—
Total other income (expense), net	$(21,630)	$(63)	$2,350

Schedule of weighted-average number of shares
The following table sets forth the reconciliation of the weighted-average number of ordinary shares:

	Year Ended June 30,
	2014	2013	2012
Weighted average shares outstanding, basic	32,873,234	33,209,172	37,813,504
Weighted average shares issuable upon exercise/vesting of outstanding share options/RSUs/RSAs	1,366,675	1,262,832	1,139,675
Shares used in computing diluted net income per share attributable to Cimpress N.V.	34,239,909	34,472,004	38,953,179
Weighted average anti-dilutive shares excluded from diluted net income per share attributable to Cimpress N.V.	953,100	1,740,542	1,495,858